Other disclosures - Risk Management and Principal Risks - Gross exposure for loan commitment and financial guarantees (audited) (Details) - Provision for undrawn contractually committed facilities and guarantees provided - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan commitments and financial guarantee contracts
Limit management and final repayments	£ 0	£ 0	£ 0
Carrying amount
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
Carrying amount | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	12,382	10,046
Net transfers between stages	0	0
Business activity in the year	7,034	7,975
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,624)	(5,361)
Limit management and final repayments	(424)	(278)
Closing/Ending balance	11,368	12,382	10,046
Carrying amount | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	126,717	132,247
Net transfers between stages	0	0
Business activity in the year	11,638	5,374
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,051)	2,263
Limit management and final repayments	(8,549)	(13,167)
Closing/Ending balance	128,755	126,717	132,247
Carrying amount | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	206,061	198,967
Business activity in the year	48,753	48,399
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,183	13,524
Limit management and final repayments	(55,865)	(54,829)
Closing/Ending balance	208,132	206,061	198,967
ECL
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
ECL | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	383	120
Net transfers between stages	0	0
Business activity in the year	0	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(241)	265
Limit management and final repayments	11	8
Closing/Ending balance	131	383	120
ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	681	202
Business activity in the year	116	136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(233)	365
Limit management and final repayments	153	22
Closing/Ending balance	411	681	202
Stage 1 | Carrying amount | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	11,861	9,542
Net transfers between stages	(131)	(82)
Business activity in the year	7,034	7,975
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,556)	(5,332)
Limit management and final repayments	(375)	(242)
Closing/Ending balance	10,833	11,861	9,542
Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	114,371	125,759
Net transfers between stages	5,769	(5,477)
Business activity in the year	11,206	5,214
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(742)	1,298
Limit management and final repayments	(7,785)	(12,423)
Closing/Ending balance	122,819	114,371	125,759
Stage 1 | Carrying amount | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	163,707	185,839
Net transfers between stages	8,227	(28,325)
Business activity in the year	44,085	42,917
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8,819	13,637
Limit management and final repayments	(46,348)	(50,361)
Closing/Ending balance	178,490	163,707	185,839
Stage 1 | ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	55	35
Net transfers between stages	206	43
Business activity in the year	0	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(207)	(22)
Limit management and final repayments	4	3
Closing/Ending balance	50	55	35
Stage 1 | ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	201	62
Net transfers between stages	221	67
Business activity in the year	14	32
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(229)	47
Limit management and final repayments	40	7
Closing/Ending balance	167	201	62
Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	516	500
Net transfers between stages	124	78
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(64)	(27)
Limit management and final repayments	(44)	(35)
Closing/Ending balance	532	516	500
Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	12,117	6,238
Net transfers between stages	(6,379)	4,725
Business activity in the year	430	158
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	217	1,636
Limit management and final repayments	(667)	(640)
Closing/Ending balance	5,718	12,117	6,238
Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	40,258	12,447
Net transfers between stages	(7,174)	27,319
Business activity in the year	4,658	4,708
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(151)	(44)
Limit management and final repayments	(9,026)	(4,172)
Closing/Ending balance	28,565	40,258	12,447
Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	305	71
Net transfers between stages	(213)	(40)
Business activity in the year	0	3
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(24)	272
Limit management and final repayments	7	1
Closing/Ending balance	61	305	71
Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	453	99
Net transfers between stages	(215)	(72)
Business activity in the year	102	102
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	7	338
Limit management and final repayments	106	14
Closing/Ending balance	241	453	99
Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	5	4
Net transfers between stages	7	4
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)	(2)
Limit management and final repayments	(5)	(1)
Closing/Ending balance	3	5	4
Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	229	250
Net transfers between stages	610	752
Business activity in the year	2	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(526)	(671)
Limit management and final repayments	(97)	(104)
Closing/Ending balance	218	229	250
Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	2,096	681
Net transfers between stages	(1,053)	1,006
Business activity in the year	10	774
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	515	(69)
Limit management and final repayments	(491)	(296)
Closing/Ending balance	1,077	2,096	681
Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	23	14
Net transfers between stages	7	(3)
Business activity in the year	0	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(10)	15
Limit management and final repayments	0	4
Closing/Ending balance	20	23	14
Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	27	41
Net transfers between stages	(6)	5
Business activity in the year	0	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(11)	(20)
Limit management and final repayments	7	1
Closing/Ending balance	£ 3	£ 27	£ 41